PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS AND FINANCE LEASE RIGHT OF USE ASSETS

Property and equipment and finance lease right of use assets, stated at cost, less accumulated depreciation at September 30, 2025, and December 31, 2024, consisted of the following:

	September 30, 2025	December 31, 2024
Land	$970,455	$970,455
Equipment	852,369	803,508
Autos and trucks	34,680	34,680
Construction in process	6,975,816	3,892,464
Land and building – rental property	-	256,387

Less: accumulated depreciation	(556,703)	(497,315)
Property and equipment, net	$8,276,617	$5,460,179

Fixed assets are stated at cost, less accumulated depreciation for continuing operations at December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Land	$970,455	$970,455
Equipment	803,508	668,847
Autos and trucks	34,680	34,680
Construction in process	3,892,464	1,722,061
Land and building – rental property	256,387	256,387
Less: accumulated depreciation	(497,315)	(423,230)
Property and equipment, net	$5,460,179	$3,229,200